Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Method [Text Block]	The Board and Compensation Committee strives to grant annual equity awards to executives at the beginning of the fiscal year, based on prior year's performance, and to outside directors each year during the week following the Company’s Annual Shareholder Meeting upon the election of the new slate of directors for the coming year. The Board and Compensation Committee may also consider and approve interim or mid-year grants, from time to time based on business needs. The Board and Compensation Committee takes material nonpublic information into account when determining the timing and terms of equity awards, and, the Compensation Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.